Convertible Preferred Stock And Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Summary of convertible preferred stock authorized, issued and outstanding, and liquidation preference	The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference:

	June 30, 2021 and December 31, 2020
	Convertible preferred stock
	Authorized shares	Shares issued and outstanding	Liquidation preference
Series A	2,212,389	2,212,389	$500
Series A-1	2,403,846	2,403,846	2,500
Series A-2	4,118,126	4,118,126	11,098
Series A-3	785,056	785,056	1,058
Series A-4	710,321	710,321	1,531
Series B	5,385,474	5,385,474	24,100
Series B-1	2,804,302	2,804,302	24,110
Series B-2	11,732,302	9,788,160	174,550
Series B-3	1,903,647	—	—

	32,055,463	28,207,674	$239,447

The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding, and liquidation preference:

	December 31, 2020 and 2019
	Convertible preferred stock
	Authorized shares	Shares issued and outstanding	Liquidation preference
			(in thousands)
Series A	2,212,389	2,212,389	$500
Series A-1	2,403,846	2,403,846	2,500
Series A-2	4,118,126	4,118,126	11,098
Series A-3	785,056	785,056	1,058
Series A-4	710,321	710,321	1,531
Series B	5,385,474	5,385,474	24,100
Series B-1	2,804,302	2,804,302	24,110
Series B-2	11,732,302	9,788,160	174,550
Series B-3	1,903,647	—	—

	32,055,463	28,207,674	$239,447